Summary of Significant Accounting Policies (Details) - Schedule of depreciation using straight-line method based on the estimated useful life	6 Months Ended
Sep. 30, 2022
Computer and Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer and Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Investment properties [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years